Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
25.      Income Taxes:

The Company operates through its subsidiaries, which are subject to several tax jurisdictions, as follows:

a)      Marshall Islands

The Company is incorporated in the Marshall Islands. Under current Marshall Islands law, the Company is not subject to tax on income or capital gains.

b)      Republic of Liberia

The principal operating entity of the Company, AMP, is incorporated in the Republic of Liberia. Under regulations promulgated by the Liberian Ministry of Finance, because AMP is considered a non-resident domestic corporation, it is not required to pay any tax or file any report or return with the Republic of Liberia in respect of income derived from its operations outside of the Republic of Liberia. The Liberian Ministry of Justice has issued an opinion that these regulations are valid.

c)      Greece

AMP has a branch office established in Greece. Under the laws of Greece, and in particular Greek Law 3427/2005 which amended, replaced and supplemented provisions of Law 89/1967 as of January 1, 2006, AMP is taxed on a cost plus basis, 5.42% for the period 2011 to 2015, on expenses incurred by its branch office in Greece. With respect to the period of 2016 to 2020, the Company has submitted the relevant feasibility study to the Greek Ministry of Economy and Finance which provides for a profit margin of 5%. The relevant study is pending for approval and once confirmed it will apply retroactively from January 1, 2016. AMP's income, as calculated by applying the 5.42% profit margin, as applicable, is subject to Greek corporate income tax at the rate of 29%, 26% and 26% for the fiscal year 2015, 2014 and 2013. All expenses to which the profit margin applies are deducted from gross income for Greek corporate income tax purposes. Furthermore, AMP is exempt from Greek other tax, charge or contribution in favor of the Greek State or any third-party, on income derived from all its transactions worldwide in petroleum products, lubricants and similar commodities, the object of which lies outside of Greece.

d)      United States

A foreign corporation which is engaged in a trade or business in the United States will be subject to corporate income tax and branch profits tax at a combined rate of up to 54.5% on its income which is effectively connected with its United States trade or business, or Effectively Connected Income.

Income from the sale of property outside the United States by a foreign corporation will be treated as Effectively Connected Income if the corporation has a fixed place of business in the United States to which such income is attributable, unless (1) the property is sold for use, consumption or disposition outside the United States, and (2) the taxpayer has a fixed place of business in a foreign country which materially participates in the sale.

The Company has a place of business in the U.S. East Coast through its subsidiary Aegean Bunkering USA that acquired a U.S. bunkering division on December 18, 2013 (Note 3), and trade activities occurred inside the United States are subject to United Stated federal and state income taxes

The components of the AB USA's (expense)/benefit for income taxes are as follows:

	Year Ended December 31,
	2015	2014	2013
Current tax expense	$(10)	(56)	$(312)
Deferred tax expense	(2,420)	-	-
Income tax provision	$(2,430)	(56)	$(312)

Effective tax rate	(28.26)%	(3.19)%	45.6%

The reconciliation between the statutory tax expense in Aegean Bunkering USA from continuing operations to the income tax expense recorded in the financial statements is as follows:

	Year Ended December 31,
	2015	2014	2013
Income tax on profit before tax at statutory rate	$(3,410)	(29)	$(332)
Effect of permanent differences	980	(27)	20
Total tax (expense)/ benefit Reconciliation	$(2,430)	(56)	$(312)

Deferred income taxes are the result of provisions of the tax laws that either require or permit certain items of income or expense to be reported for tax purposes in different periods than they are reported for financial reporting. The tax effects of temporary differences that give rise to the deferred tax asset are as follows:

	Year Ended December 31,
	2015	2014	2013
Deferred tax liabilities:
Unrealized effect from derivatives	$2,420	-	$-
Total deferred taxes, net	$2,420	-	$-

e)      Belgium

The Company has trade activities in Belgium through its subsidiary ANWE and operates its subsidiary ABAS, both incorporated in Belgium, and subject to Belgian income taxes which rate is 33.99% for the presented years.

The components of the ABAS's (expense)/benefit for income taxes are as follows:

	Year Ended December 31,
	2015	2014	2013
Current tax expense	$-	-	$-
Deferred tax benefit/ (expense)	(551)	(458)	(332)
Income tax benefit/ (expense)	$(551)	(458)	$(332)

Effective tax rate Reconciliation	26.34%	25.46%	44.09%

The reconciliation between the statutory tax benefit/ (expense) in Belgium on results of ABAS from continuing operations to the income tax benefit/ (expense) recorded in the financial statements is as follows:

	Year Ended December 31,
	2015	2014	2013
Income tax benefit/ (expense) on result before tax at statutory rate	$(589)	(506)	$(204)
Effect of permanent differences	38	48	(128)
Total tax benefit/ (expense) Reconciliation	$(551)	(458)	$(332)

Deferred income taxes are the result of provisions of the tax laws that either require or permit certain items of income or expense to be reported for tax purposes in different periods than they are reported for financial reporting. The tax effects of temporary differences that give rise to the deferred tax asset are as follows:

	Year Ended December 31,
	2015	2014	2013
Deferred tax assets:
Carryforward of notional interest deduction	$45	-	$-
Tax carryforward losses	761	1,275	1,734
Investment tax incentive	377	459	458
Total deferred taxes, net	$1,183	1,734	$2,192

The components of the ANWE Business' (expense)/benefit for income taxes are as follows:

	Year Ended December 31,
	2015	2014	2013
Current tax expense	$(300)	(163)	$-
Deferred tax (expense)/ benefit	583	547	1,732
Income tax (expense)/ benefit	$283	384	$1,732

Effective tax rate Reconciliation	8.67%	7.57%	33.44%

The reconciliation between the statutory tax expense in Belgium on income of Aegean NWE from continuing operations to the income tax expense recorded in the consolidated financial statements is as follows:

	Year Ended December 31,
	2015	2014	2013
Income tax on profit before tax at statutory rate	$1,109	1,735	$1,750
Effect of permanent differences	(826)	(1,351)	(18)
Total tax (expense)/ benefit reconciliation	$283	384	$1,732

Deferred income taxes are the result of provisions of the tax laws that either require or permit certain items of income or expense to be reported for tax purposes in different periods than they are reported for financial reporting. The tax effects of temporary differences that give rise to the deferred tax asset and liability are as follows:

	Year Ended December 31,
	2015	2014	2013
Deferred tax assets:
Tax carry forward losses	$4,557	2,570	$1,402
Total deferred tax assets, net	4,557	2,570	1,402

Deferred tax liabilities:
Revaluation of Aegean NWE fixed assets	4,740	3,336	2,715
Total deferred tax liabilities, net	$4,740	3,336	$2,715

In the accompanying balance sheets, the deferred income tax assets are included in current assets of $2,133 and $754 as the estimated amounts to recover over the next 12 months and in non-current assets of $0 and $1,224 as of December 31, 2015 and 2014, respectively. Deferred tax liabilities are presented in non-current liabilities of $2,563 and $1,010 as at December 31, 2015 and 2014, respectively. Income tax benefits as at December 31, 2015, of amount $5,318 that are carryforwards do not expire. As of December 31, 2015 and 2014, the Company has not recorded a valuation allowance.

f)      Canada

The Company is subject to Canadian income taxes through its Canadian subsidiaries

The components of the Canadian subsidiaries (expense)/benefit for income taxes are as follows:
	Year Ended December 31,
	2015	2014	2013
Current tax expense	$(607)	(334)	$(110)
Deferred tax expense	-	-	-
Income tax provision	$(607)	(334)	$(110)

Effective tax rate Reconciliation	85.98%	51.38%	13.63%

The reconciliation the statutory tax expense in Canada on income from continuing operations to the income tax expense recorded in the consolidated financial statements is as follows:
	Year Ended December 31,
	2015	2014	2013
Income tax on profit before tax at statutory rate	$(184)	(183)	$(227)
Effect of permanent differences	(423)	(151	117
Total tax expense reconciliation	$(607)	(334)	$(110)

g)      Other

The Company is subject to other income taxes through other subsidiaries based in the U.S., Greece and Russia.

The components of these subsidiaries (expense)/benefit for income taxes are as follows:
	Year Ended December 31,
	2015	2014	2013
Current tax expense	$(141)	-	$-
Deferred tax expense	-	-	-
Income tax provision	$(141)	-	$-

Effective tax rate Reconciliation	59.49%	-%	-%

The reconciliation of the statutory tax expense on income from continuing operations to the income tax expense recorded in the consolidated financial statements is as follows:

	Year Ended December 31,
	2015	2014	2013
Income tax on profit before tax at statutory rate	$(71)	-	$-
Effect of permanent differences	(70)	-	-
Total tax expense reconciliation	$(141)	-	$-

Generally, under the laws of the countries of the vessel-owning companies' and the Manager's incorporation and/or vessels' registration, the vessel-owning companies and the Manager were not subject to tax on shipping income. However, the vessel-owning companies are subject to registration and tonnage taxes, which have been included in other operating expenses in the accompanying consolidated statements of income.

The Company files income tax returns in the all federal jurisdiction and various provincial jurisdictions of its taxable subsidiaries. In the normal course of business, the Company is subject to examination by taxing authorities. Open tax years in Canada range from 2012 to 2015, in Belgium and in U.S.A. from 2013 to 2015. Upon examination in subsequent years, if net operating loss carry forwards and tax credit carry forwards are utilized, the Canadian and Belgian jurisdictions can reduce net operating loss carry forwards and tax credit carry forwards utilized in the year being examined if they do not agree with the carry forward amount.